Label	Element	Value
Vest 10 Year Interest Rate Hedge ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	66.80%
Vest 10 Year Interest Rate Hedge ETF | Payer Swaption 2.53335% 12/31/24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.50%
Vest 10 Year Interest Rate Hedge ETF | Payer Swaption 3.95335% 12/31/24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)
Vest 10 Year Interest Rate Hedge ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%